Concentrations	9 Months Ended
Sep. 30, 2023
Risks and Uncertainties [Abstract]
Concentrations

15. Concentrations:

Major customers

During the quarter ended September 30, 2023 and 2022, the Company sold Ad tech revenue, Programmatic advertising revenue and content revenue including subscriptions on its site Rooplay, in-app purchases on its social bingo sites, Trophy Bingo and Garfield’s Bingo and Rooplay Originals. During the quarter ended September 30, 2023, the Company had two Ad tech customers: $630,413 and $376,276 (September 30, 2022 – three customers: $1,193,616, $609,676 and $479,670) respectively who purchased more than 10% of the total revenue. The Company is reliant on the Google App, iOS App and Amazon App Stores to provide a content platform for Rooplay, Trophy Bingo and Garfield’s Bingo to be played thereon and certain advertising agencies for the Ad tech revenue.